SHARE CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	September 30, 2017		March 31, 2017
	Number of shares	$	Number of shares	$
Exchangeable Shares:
Balance beginning of period/year	47,909,336	47,910	50,000,000	50,000
Converted into common shares	-	-	(2,090,664)	(2,090)
Balance at the end of period/year	47,909,336	47,910	47,909,336	47,910
Common Shares
Balance at beginning of the period	48,885,107	48,884	22,591,292	22,591
Shares issued on acquisition (Note 3)	-	-	23,650,000	23,650
Shares issued to exchangeable shares	-	-	2,090,664	2,090
Shares issued for services	-	-	217,047	217
Options exercised	-	-	110,096	110
Warrants exercise (a)	5,000,172	5,000	174,759	175
Cashless exercise of warrants	-	-	51,249	51
Balance at end of the period	53,885,279	53,884	48,885,107	48,884
TOTAL COMMON SHARES	101,794,615	101,794	96,794,443	96,794

(a)
During the six months period ended September 30, 2017, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $0.25 per share, and as a result, 5,000,172 common shares were issued for net proceeds of $1,125,038 (Note 12).

(b)
During the six months period ended September 30, 2016, 51,249 common shares were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.

(c)
The Company has a commitment to issue 250,000 common shares to a consultant during the six months ended September 30, 2017 and recognized $60,000 in compensation expense. The Company issued 70,000 common shares during the six months period ended September 30, 2016 for consulting services and recognized $59,500 of share compensation expense.

	March 31, 2017		March 31, 2016
	Number of shares	$	Number of shares	$
Exchangeable Shares:
Balance beginning of period	50,000,000	50,000	50,000,000	50,000
Converted into common shares	(2,090,664)	(2,090)	-	-
Balance at end of period	47,909,336	47,910	50,000,000	50,000
Common Shares
Balance at beginning of the period	22,591,292	22,591	22,428,313	22,428
Shares issued on acquisition (Note 4)	23,650,000	23,650	-	-
Shares issued to exchangeable shareholders	2,090,664	2,090	-	-
Shares issued for services (f)	217,047	217	117,471	117
Options exercised	110,096	110	-	-
Warrants exercised	174,759	175	-	-
Cashless exercise of warrants (g)	51,249	51	45,508	46
Balance at end of the period	48,885,107	48,884	22,591,292	22,591
TOTAL COMMON SHARES	96,794,443	96,794	72,591,292	72,591

(a)
On April 21, 2015, the Company issued 3,115,000 Units for gross proceeds of $2,492,000 to accredited investors in a fourth closing (the “Fourth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other related to the Fourth Closing of $338,960 and issued 311,500 broker warrants exercisable at $0.80 for a period of 4 years.

(b)
On May 27, 2015, the Company issued 1,418,750 Units for gross proceeds of $1,135,000 to accredited investors in a fifth closing (the “Fifth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Fifth Closing of $147,566 and issued 141,875 broker warrants exercisable at $0.80 for a period of 4 years.

(c)
On June 30, 2015, the Company issued 2,035,000 Units for gross proceeds of $1,628,000 to accredited investors in a sixth and final closing (the “Sixth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Sixth Closing of $211,656 and issued 203,500 broker warrants exercisable at $0.80 for a period of 4 years.

(d)
During the year ended March 31, 2016, 53,223 shares of common stock related to services were issued. During the year ended March 31, 2016, 134,248 shares of common stock were issued related to investor relations and consulting services provided in 2016 valued at $75,600.

(e)
During the year ended March 31, 2016, 45,508 shares of common stock were issued as a result of a cashless exercise of 148,787 warrants with an exercise price of $0.80 under the terms of the warrant agreement. The value of the warrants on exercise was attributed to the shares on exercise.

(f)
During the year ended March 31, 2017, the Company issued 70,000 shares of common stock with a value of $59,500, 60,000 shares of common stock with a value of $36,000 and 87,047 shares of common stock with a value of $62,288 for services provided.

(g)	During the year ended March 31, 2017, the Company issued, 51,249 shares of common stock were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80.

(h)	On April 21, 2016, the Company acquired 100% of the capital stock of IMT through a transaction where Bionik issued 23,650,000 shares of common stock.

(i)	During the year ended March 31, 2017, 174,759 warrants were exercised for proceeds of $40,195 and 110,096 options were exercised for proceeds of $18,166.

(j)	During the ended March 31, 2017, holders of 2,090,664 exchangeable shares elected to convert their shares into shares of common stock of the Company.